Income tax	12 Months Ended
Dec. 31, 2021
Income tax [Abstract]
Income tax
7.     Income tax

The Group’s expected tax charge/(credit) of $nil for each year is based on the applicable tax rate in Ireland and reconciles to the actual tax charge/(credit) as follows:

	Year ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Loss before tax	9,202	446	310
Tax credit calculated at the domestic tax rate 12.5%	(1,150)	(56)	(39)
Tax effects of:
Losses for which no deferred tax asset was recognized	1,150	56	39
Tax charge/(credit)	—	—	—

No current tax charge was recognized in the years ended December 31, 2021, 2020 and 2019, respectively, as no amount is expected to be payable or recoverable on the taxable results for those years.